UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JDD

Nuveen Diversified Dividend and Income Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 142.2% (97.4% of Total Investments)

	COMMON STOCKS – 36.8% (25.1% of Total Investments)

	Air Freight & Logistics – 1.0%

55,500	Deutsche Post AG, (2)	$2,473,873

	Airlines – 0.3%

15,700	Delta Air Lines, Inc.	757,054

	Automobiles – 0.6%

18,600	Daimler AG, (2)	1,484,746

	Banks – 6.7%

541,000	Allied Irish Banks	3,251,390
178,000	Bank of Ireland Group PLC, (3)	1,456,870
48,100	CIT Group Inc.	2,359,305
44,300	Citigroup Inc.	3,222,382
123,500	ING Groep N.V, Sponsored ADR	2,274,870
18,500	JPMorgan Chase & Co.	1,766,935
744,700	Unicaja Banco SA, (2), (3)	1,145,691
43,000	The Bank of NT Butterfield and Son Limited	1,575,520
	Total Banks	17,052,963

	Biotechnology – 0.3%

10,000	Gilead Sciences, Inc.	810,200

	Building Products – 0.5%

32,500	Johnson Controls International PLC	1,309,425

	Capital Markets – 2.3%

73,900	Ares Capital Corporation	1,211,221
22,500	Aurelius AG	1,479,621
134,000	Deutsche Boerse AG, ADR, (2)	1,455,240
106,000	UBS Group AG, (2)	1,813,339
	Total Capital Markets	5,959,421

	Chemicals – 1.6%

133,000	CVR Partners LP	429,590
52,200	DowDuPont, Inc.	3,613,806
	Total Chemicals	4,043,396

	Communications Equipment – 0.5%

34,000	Cisco Systems, Inc.	1,143,420

	Diversified Financial Services – 0.5%

140,000	Challenger Limited, (2)	1,372,317

	Diversified Telecommunication Services – 1.6%

50,900	Nippon Telegraph and Telephone Corporation, ADR, (2)	2,327,148
104,500	Telefonica Brasil SA	1,665,256
	Total Diversified Telecommunication Services	3,992,404

	Electric Utilities – 0.4%

31,800	FirstEnergy Corp.	980,394

	Electrical Equipment – 0.4%

13,000	Eaton PLC	998,270

NUVEEN	1

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services – 0.0%

3,347	Ocean Rig UDW Inc., (3)	$79,558

	Food & Staples Retailing – 0.5%

15,200	CVS Health Corporation	1,236,064

	Food Products – 0.8%

192,000	Orkla ASA, Sponsored ADR, (2)	1,956,480

	Health Care Equipment & Supplies – 0.6%

37,500	Philips Electronics	1,545,000

	Health Care Providers & Services – 0.0%

6,594	Millenium Health LLC, (3)	4,121

	Household Durables – 0.7%

98,000	Sekisui House, Ltd., (2)	1,651,860

	Industrial Conglomerates – 0.7%

29,700	General Electric Company	718,146
7,800	Siemens AG, Sponsored ADR, (2)	1,100,653
	Total Industrial Conglomerates	1,818,799

	Insurance – 3.7%

44,300	Ageas, (2)	2,083,593
8,100	Allianz AG ORD Shares, (2)	1,819,153
24,500	CNA Financial Corporation	1,231,125
40,000	NN Group NV, (2)	1,675,055
10,800	RenaissanceRe Holdings, Limited	1,459,512
24,200	Unum Group	1,237,346
	Total Insurance	9,505,784

	Media – 0.7%

478,669	Hibu PLC, (3), (4)	—
2,099	Metro-Goldwyn-Mayer, (3)	200,849
75,500	National CineMedia, Inc.	526,990
3,184	Tribune Media Company, (4)	—
34,500	Viacom Inc., Class B	960,480
	Total Media	1,688,319

	Multi-Utilities – 1.3%

142,200	Veolia Environment S.A., ADR, (2)	3,285,954

	Oil, Gas & Consumable Fuels – 2.0%

11,600	Chevron Corporation	1,363,000
89,100	Enterprise Products Partnership LP	2,322,837
9	Southcross Holdings Borrower LP, (3)	5,850
24,800	Total SA, Sponsored ADR	1,327,296
	Total Oil, Gas & Consumable Fuels	5,018,983

	Pharmaceuticals – 3.0%

34,800	AstraZeneca PLC, Sponsored ADR	1,179,024
81,500	GlaxoSmithKline PLC, Sponsored ADR	3,308,900
48,000	Roche Holdings AG, Sponsored ADR, (2)	1,536,000
29,000	Takeda Chemical Industries, (2)	1,603,581
	Total Pharmaceuticals	7,627,505

	Real Estate Management & Development – 0.6%

895,600	Sino Land Company Limited, (2)	1,578,931

2	NUVEEN

Shares	Description (1)	Value

	Road & Rail – 0.6%

12,500	Union Pacific Corporation	$1,449,625

	Semiconductors & Semiconductor Equipment – 1.3%

109,000	Cypress Semiconductor Corporation	1,637,180
63,500	Infineon Technologies AG, (2)	1,600,988
	Total Semiconductors & Semiconductor Equipment	3,238,168

	Software – 2.1%

20,000	Microsoft Corporation	1,489,800
80,200	Oracle Corporation	3,877,670
	Total Software	5,367,470

	Specialty Retail – 0.4%

246,000	Kingfisher plc, (2)	984,906

	Tobacco – 1.1%

67,100	Imperial Brands PLC, Sponsored ADR, (2)	2,903,417
	Total Common Stocks (cost $77,514,642)	93,318,827

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 35.7% (24.5% of Total Investments)

	Diversified – 1.5%

120,700	Colony Northstar, Inc.	$1,515,992
58,575	Liberty Property Trust	2,405,090
	Total Diversified	3,921,082

	Health Care – 3.3%

82,525	HCP, Inc.	2,296,671
62,560	Senior Housing Properties Trust	1,223,048
21,225	Ventas Inc.	1,382,384
48,890	Welltower Inc.	3,435,988
	Total Health Care	8,338,091

	Hotels, Restaurants & Leisure – 1.8%

118,467	Host Hotels & Resorts Inc.	2,190,455
27,625	LaSalle Hotel Properties	801,678
20,231	Park Hotels & Resorts, Inc.	557,566
30,150	Pebblebrook Hotel Trust	1,089,621
	Total Hotels, Restaurants & Leisure	4,639,320

	Industrial – 2.1%

83,448	Prologis Inc.	5,295,610

	Office – 4.7%

20,275	Alexandria Real Estate Equities Inc.	2,412,117
18,250	Boston Properties, Inc.	2,242,560
54,500	Douglas Emmett Inc.	2,148,390
58,025	Hudson Pacific Properties Inc.	1,945,578
40,400	Vornado Realty Trust	3,105,952
	Total Office	11,854,597

	Residential – 6.2%

89,775	American Homes 4 Rents, Class A	1,949,015
49,825	Apartment Investment & Management Company, Class A	2,185,325
21,050	AvalonBay Communities, Inc.	3,755,741
58,075	Equity Residential	3,828,885
7,600	Essex Property Trust Inc.	1,930,628
52,525	UDR Inc.	1,997,526
	Total Residential	15,647,120

NUVEEN	3

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)						Value

	Retail – 8.2%

166,375	DDR Corp.						$1,523,995
7,850	Federal Realty Investment Trust						975,049
58,275	Kimco Realty Corporation						1,139,276
65,325	Kite Realty Group Trust						1,322,831
62,566	Macerich Company						3,439,253
26,250	Regency Centers Corporation						1,628,550
42,360	Simon Property Group, Inc.						6,820,383
19,775	Taubman Centers Inc.						982,818
98,550	Weingarten Realty Trust						3,127,977
	Total Retail						20,960,132

	Specialized – 7.9%

16,325	Coresite Realty Corporation						1,826,768
67,500	CubeSmart						1,752,300
18,550	CyrusOne Inc.						1,093,152
11,075	Digital Realty Trust Inc.						1,310,505
8,950	Equinix Inc.						3,994,385
29,600	Extra Space Storage Inc.						2,365,632
52,700	Life Storage, Inc.						4,311,385
15,949	Public Storage, Inc.						3,412,927
	Total Specialized						20,067,054
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $71,533,043)						90,723,006

Shares	Description (1)	Coupon				Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.3% (0.2% of Total Investments)

	Pharmaceuticals – 0.3%

2,020	Teva Pharmaceutical Industries Limited, (2)	7.000%				N/R	$699,526
	Total Convertible Preferred Securities (cost $1,802,164)						699,526

Shares	Description (1)	Coupon				Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.3% (0.2% of Total Investments)

	Consumer Finance – 0.3%

27,000	GMAC Capital Trust I	5.785%				B+	$712,800
	Total $25 Par (or similar) Retail Preferred (cost $671,550)						712,800

Principal Amount (000)	Description (1)	Coupon			Maturity	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.5% (0.3% of Total Investments)

	Banks – 0.2%

$530	Citigroup Inc.	5.950%			N/A (6)	BB+	$558,488

	Food Products – 0.3%

630	Land O’ Lakes Incorporated, 144A	8.000%			N/A (6)	BB	700,875
$1,160	Total $1,000 Par (or similar) Institutional Preferred (cost $1,151,700)						1,259,363

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (5)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 31.6% (21.7% of Total Investments) (7)

	Aerospace & Defense – 0.6%

$993	Leidos Holdings, Inc., Term Loan B	3.250%	LIBOR	2.000%	8/16/23	BBB–	$999,949
494	Transdigm, Inc., Extend Term Loan F	4.235%	LIBOR	3.000%	6/07/23	Ba2	495,648
1,487	Total Aerospace & Defense						1,495,597

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (5)	Value

	Airlines – 1.2%

$480	American Airlines, Inc., Replacement Term Loan	3.237%	LIBOR	2.000%	6/27/20	BB+	$480,996
1,980	American Airlines, Inc., Term Loan B	3.735%	LIBOR	2.000%	4/28/23	BB+	1,988,485
476	Delta Air Lines, Inc., Term Loan B1	3.737%	LIBOR	2.500%	10/18/18	Baa2	478,757
2,936	Total Airlines						2,948,238

	Automobiles – 0.7%

576	Chrysler Group LLC, Term Loan	3.240%	LIBOR	2.000%	12/31/18	BBB–	578,040
1,180	Formula One Group, Term Loan B	4.235%	LIBOR	3.000%	2/01/24	N/R	1,188,677
1,756	Total Automobiles						1,766,717

	Building Products – 0.4%

992	Quikrete Holdings, Inc., Term Loan B	3.985%	LIBOR	2.750%	11/15/23	N/R	993,626

	Capital Markets – 0.2%

496	RPI Finance Trust, Term Loan B6	3.333%	LIBOR	2.000%	3/27/23	Baa2	497,914

	Chemicals – 0.6%

668	Axalta Coating Systems, Term Loan, First Lien	3.333%	LIBOR	2.000%	6/01/24	BBB–	672,373
199	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	202,611
771	Univar, Inc., Term Loan B	3.985%	LIBOR	2.750%	7/01/22	BB	775,113
1,638	Total Chemicals						1,650,097

	Commercial Services & Supplies – 0.7%

737	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.947%	LIBOR	2.750%	11/10/23	BB	742,745
988	West Corporation, Refinanced Term Loan B12	3.735%	LIBOR	2.500%	6/17/23	BB	989,130
1,725	Total Commercial Services & Supplies						1,731,875

	Communications Equipment – 0.1%

232	CommScope, Inc., Term Loan B	3.235%	LIBOR	2.000%	12/29/22	Baa3	233,207

	Consumer Finance – 0.5%

426	First Data Corporation, Term Loan B	3.737%	LIBOR	2.500%	4/26/24	BB+	427,586
916	First Data Corporation, Term Loan, First Lien	3.487%	LIBOR	2.250%	7/10/22	BB+	918,739
1,342	Total Consumer Finance						1,346,325

	Containers & Packaging – 0.6%

372	Berry Global, Inc., Term Loan M	3.485%	LIBOR	2.250%	10/01/22	BB	373,404
1,264	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.985%	LIBOR	2.750%	2/05/23	B+	1,270,072
1,636	Total Containers & Packaging						1,643,476

	Diversified Consumer Services – 0.4%

1,077	Hilton Hotels Corporation, Term Loan B2	3.237%	LIBOR	2.000%	10/25/23	BBB–	1,082,243

	Diversified Financial Services – 0.5%

739	MGM Growth Properties, Term Loan B	3.485%	LIBOR	2.250%	4/25/23	N/R	741,893
413	Veritas US, Inc., Term Loan B1	3.982%	LIBOR	2.750%	1/27/23	B+	417,158
1,152	Total Diversified Financial Services						1,159,051

	Diversified Telecommunication Services – 2.3%

1,224	CenturyLink, Inc., Term Loan B	2.750%	LIBOR	2.750%	1/31/25	BBB–	1,188,520
774	Frontier Communications Corporation, Term Loan B	4.990%	LIBOR	3.750%	1/14/20	BB+	736,831
496	Greeneden U.S. Holdings II LLC, Term Loan B	5.083%	LIBOR	3.750%	12/01/23	B	500,422
1,022	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	4.071%	LIBOR	2.750%	6/30/19	B1	1,020,130
245	Level 3 Financing, Inc., Tranche B, Term Loan	3.486%	LIBOR	2.250%	2/22/24	BBB–	244,840

968	SBA Communication, Incremental Tranche B1, Term Loan	3.490%	LIBOR	2.250%	3/24/21	N/R	971,612

NUVEEN	5

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (5)	Value

	Diversified Telecommunication Services (continued)
$264	WideOpenWest Finance LLC, Term Loan B	4.484%	LIBOR	3.250%	8/18/23	B	$263,568
1,000	Ziggo B.V., Term Loan E	3.734%	LIBOR	2.500%	4/15/25	BB+	1,000,315
5,993	Total Diversified Telecommunication Services						5,926,238

	Electric Utilities – 0.6%

582	Energy Future Intermediate Holding Company, DIP Term Loan	4.235%	LIBOR	3.000%	6/30/18	N/R	585,822
808	Vistra Operations Co., Term Loan B	3.984%	LIBOR	2.750%	8/04/23	BB+	810,793
186	Vistra Operations Co., Term Loan C	3.982%	LIBOR	2.750%	8/04/23	BB+	186,315
1,576	Total Electric Utilities						1,582,930

	Electrical Equipment – 0.3%

696	Zebra Technologies Corporation, Term Loan B	3.314%	LIBOR	2.000%	10/24/21	BB	698,282

	Energy Equipment & Services – 0.0%

19	Drill Rigs Holdings, Inc., Restructure Term Loan	0.000%	N/A	N/A	9/20/24	N/R	19,509

	Equity Real Estate Investment Trusts – 0.5%

566	Communications Sales & Leasing, Inc., Shortfall Term Loan, (DD1)	4.235%	LIBOR	3.000%	10/24/22	BB+	524,488
773	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.985%	LIBOR	3.750%	12/18/20	Caa2	711,860
1,339	Total Equity Real Estate Investment Trusts						1,236,348

	Food & Staples Retailing – 1.0%

1,630	Albertson’s LLC, Term Loan B4, (DD1)	3.985%	LIBOR	2.750%	8/25/21	BB	1,575,207
1,000	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	5.115%	LIBOR	3.875%	6/21/21	BB	1,006,250
2,630	Total Food & Staples Retailing						2,581,457

	Food Products – 1.1%

573	Jacobs Douwe Egberts, Term Loan B	3.563%	LIBOR	2.250%	7/02/22	BB	576,627
2,311	US Foods, Inc., New Term Loan B	3.985%	LIBOR	3.000%	6/27/23	BB	2,327,320
2,884	Total Food Products						2,903,947

	Health Care Equipment & Supplies – 0.4%

443	Acelity, Term Loan B	4.583%	LIBOR	3.250%	2/02/24	B1	442,159
124	Alere, Inc., Term Loan B	4.490%	LIBOR	3.250%	6/20/22	BB–	123,922
402	ConvaTec, Inc., Term Loan B	3.583%	LIBOR	2.500%	10/25/23	BB	404,106
969	Total Health Care Equipment & Supplies						970,187

	Health Care Providers & Services – 2.0%

973	Acadia Healthcare, Inc., Term Loan B1	3.985%	LIBOR	2.750%	2/11/22	N/R	980,402
250	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	250,235
266	Community Health Systems, Inc., Term Loan G	4.067%	LIBOR	2.750%	12/31/19	BB	264,688
350	Community Health Systems, Inc., Term Loan H	4.317%			1/27/21	BB	348,591
804	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.985%	LIBOR	2.750%	6/24/21	BBB–	810,742
842	Envision Healthcare Corporation, Term Loan B, First Lien	4.240%	LIBOR	3.000%	12/01/23	BB–	845,488
56	HCA, Inc., Term Loan B9	3.235%	LIBOR	2.000%	3/18/23	BBB–	56,493
999	HCA, Inc., Tranche B8, Term Loan	3.485%	LIBOR	2.250%	2/15/24	BBB–	1,005,412

330	Millennium Laboratories, Inc., Term Loan B, First Lien	7.735%	LIBOR	6.500%	12/21/20	CCC+	168,370
250	PharMerica, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	251,796
5,120	Total Health Care Providers & Services						4,982,217

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (5)	Value

	Health Care Technology – 0.4%

$995	Emdeon, Inc., Term Loan	3.985%	LIBOR	2.750%	3/01/24	Ba3	$998,796

	Hotels, Restaurants & Leisure – 1.8%

1,774	Burger King Corporation, Term Loan B3	3.583%	LIBOR	2.250%	2/16/24	Ba3	1,773,521
500	Caesars Entertainment Operating Company, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	501,043
1,790	Seaworld Parks and Entertainment, Inc., Term Loan B5	4.333%	LIBOR	3.000%	4/01/24	B	1,738,524
495	YUM Brands, New Term Loan B	3.234%	LIBOR	2.000%	6/16/23	BBB–	497,797
4,559	Total Hotels, Restaurants & Leisure						4,510,885

	Household Products – 0.6%

542	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.080%	LIBOR	2.750%	11/16/20	B1	487,230
634	Serta Simmons Holdings LLC, Term Loan, First Lien	4.799%	LIBOR	3.500%	11/08/23	B1	617,108
343	Spectrum Brands, Inc, Refinanced Term Loan	3.314%	LIBOR	2.000%	6/23/22	BBB–	345,706
1,519	Total Household Products						1,450,044

	Independent Power & Renewable Electricity Producers – 0.0%

135	Dynegy, Inc., Tranche Term Loan C1	4.485%	LIBOR	3.250%	2/07/24	BB	135,627

	Industrial Conglomerates – 0.2%

451	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.564%	LIBOR	4.250%	6/16/24	B	452,869

	Internet and Direct Marketing Retail – 0.2%

465	Travelport LLC, Term Loan B	4.061%	LIBOR	2.750%	8/31/21	N/R	465,181

	Internet Software & Services – 0.4%

495	Ancestry.com, Inc., Term Loan, First Lien	4.490%	LIBOR	3.250%	10/19/23	B1	499,178
498	Rackspace Hosting, Inc., Term Loan B	4.311%	LIBOR	3.000%	11/03/23	Ba2	497,565
993	Total Internet Software & Services						996,743

	IT Services – 1.0%

386	Gartner, Inc., Term Loan A	3.235%	LIBOR	2.000%	3/21/22	N/R	388,423
249	Gartner, Inc., Term Loan B	3.235%	LIBOR	2.000%	4/05/24	BB+	251,082
499	Tempo Acquisition LLC, Term Loan B	4.235%	LIBOR	3.000%	5/01/24	B1	499,583
476	Vantiv, Inc., Term Loan B	3.237%	LIBOR	2.000%	10/06/23	N/R	476,658
390	Vantiv, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	391,322
110	Vantiv, Inc., Term Loan B1, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	109,696
494	WEX, Inc., Term Loan B	3.985%	LIBOR	2.750%	7/01/23	BB–	499,665
2,604	Total IT Services						2,616,429

	Leisure Products – 0.5%

1,031	24 Hour Fitness Worldwide, Inc., Term Loan B	5.046%	LIBOR	3.750%	5/28/21	Ba3	1,030,029
194	Academy, Ltd., Term Loan B	5.314%	LIBOR	4.000%	7/02/22	B3	132,204
1,225	Total Leisure Products						1,162,233

	Life Sciences Tools & Services – 0.1%

390	Inventiv Health, Inc., Term Loan B	3.485%	LIBOR	2.250%	8/01/24	Ba2	391,582

	Machinery – 0.3%

289	Gates Global LLC, Initial Dollar Term Loan B1	4.583%	LIBOR	3.250%	4/01/24	B+	290,794
409	Rexnord LLC, Term Loan B, First Lien	4.063%	LIBOR	2.750%	8/21/23	BB–	410,807
698	Total Machinery						701,601

	Media – 3.2%

991	Cequel Communications LLC, Term Loan B	3.485%	LIBOR	2.250%	7/28/25	BB–	988,241
958	Charter Communications Operating Holdings LLC, Term Loan E	3.240%	LIBOR	2.000%	7/01/20	BBB–	961,837

NUVEEN	7

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (5)	Value

	Media (continued)
$748	Clear Channel Communications, Inc., Tranche D, Term Loan	8.083%	LIBOR	6.750%	1/30/19	Caa1	$580,693
92	Clear Channel Communications, Inc., Term Loan E	8.833%	LIBOR	7.500%	7/30/19	Caa1	71,570
1,079	Cumulus Media, Inc., Term Loan B	4.490%	LIBOR	3.250%	12/23/20	Caa1	904,660
385	Emerald Expositions Holdings, Inc., Term Loan B	4.333%	LIBOR	3.000%	5/17/24	BB	387,700
296	Gray Television, Inc., Term Loan B2	3.737%	LIBOR	2.500%	2/07/24	BB	297,921
231	Lions Gate Entertainment Corporation, Term Loan B	4.235%	LIBOR	3.000%	12/08/23	Ba2	233,369
84	Nexstar Broadcasting Group, Term Loan	3.737%	LIBOR	2.500%	1/17/24	BB+	84,483
672	Nexstar Broadcasting Group, Term Loan B	3.737%	LIBOR	2.500%	1/17/24	BB–	674,669
488	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.735%	LIBOR	3.550%	8/14/20	B	490,419
1,492	Univision Communications, Inc., Term Loan C5	3.985%	LIBOR	2.750%	3/15/24	BB–	1,480,636
500	Virgin Media Investment Holdings, Limited Term Loan I	3.984%	LIBOR	2.750%	1/31/25	BB–	502,345
129	Yell Group PLC, PIK Term Loan B2, First Lien	8.500%	LIBOR	8.500%	9/07/65	N/R	314,284
133	Yell Group PLC, Term Loan A2, First Lien	8.309%	LIBOR	7.000%	9/07/21	N/R	138,056
8,278	Total Media						8,110,883

	Multiline Retail – 0.3%

740	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	BBB–	751,563

	Oil, Gas & Consumable Fuels – 0.3%

208	Fieldwood Energy LLC, Term Loan, First Lien	8.333%	LIBOR	7.000%	8/31/20	B–	184,715
134	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	CCC–	55,906
358	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	B–	250,625
189	Harvey Gulf International Marine, Inc., Term Loan B, (9)	0.000%	LIBOR	4.500%	6/18/20	CCC–	66,805
301	Seadrill Partners LLC, Initial Term Loan	4.333%	LIBOR	3.000%	2/21/21	CCC+	221,684
9	Southcross Holdings Borrower L.P., Term Loan B, First Lien (cash 3.500%, PlK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	7,719
1,199	Total Oil, Gas & Consumable Fuels						787,454

	Personal Products – 0.7%

721	Coty, Inc., Term Loan A	2.982%	LIBOR	1.500%	10/27/20	Ba1	716,491
990	Coty, Inc., Term Loan B	3.732%	LIBOR	2.500%	10/27/22	BB+	987,525
1,711	Total Personal Products						1,704,016

	Pharmaceuticals – 0.3%

746	Grifols, Inc., Term Loan B	3.447%	LIBOR	2.250%	1/31/25	BB	748,451
64	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.990%	LIBOR	4.750%	4/01/22	BB–	65,477
810	Total Pharmaceuticals						813,928

	Professional Services – 0.1%

248	Nielsen Finance LLC, Term Loan B4	3.235%	LIBOR	2.000%	10/04/23	BBB–	248,891

	Real Estate Management & Development – 0.2%

445	Capital Automotive LP, Term Loan, First Lien	4.240%	LIBOR	3.000%	3/25/24	B1	448,227

	Semiconductors & Semiconductor Equipment – 1.1%

872	Cavium, Inc., Term Loan B	3.487%	LIBOR	2.250%	8/16/22	BB	876,273
679	MaxLinear, Inc., Term Loan B	3.737%	LIBOR	2.500%	4/12/24	BB–	682,384
347	Microsemi Corporation, Term Loan B	3.553%	LIBOR	2.250%	1/17/23	BB	347,839
990	Versum Materials, Inc., Term Loan B, First Lien	3.833%	LIBOR	2.500%	9/29/23	BB+	993,406
2,888	Total Semiconductors & Semiconductor Equipment						2,899,902

	Software – 2.3%

474	BMC Software, Inc., Initial Term Loan B1	5.235%	LIBOR	4.000%	9/10/22	B+	477,172
621	Computer Sciences Government Services, Term Loan B	3.333%	LIBOR	3.000%	11/30/23	BBB	623,909

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (5)	Value

	Software (continued)
$736	Ellucian, Term Loan B, First Lien	4.583%	LIBOR	3.250%	9/30/22	B	$736,335
612	Infor (US), Inc., Term Loan B	4.083%	LIBOR	2.750%	2/01/22	BB	611,036
496	Kronos Incorporated, Term Loan, First Lien	4.812%	IBOR	3.500%	11/01/23	B	499,668
250	McAfee Holdings International, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	251,469
129	Micro Focus International PLC, New Term Loan	3.987%	LIBOR	2.750%	6/21/24	BB–	129,397
871	Micro Focus International PLC, Term Loan B	3.987%	LIBOR	2.750%	6/21/24	BB–	873,853
614	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.485%	LIBOR	2.250%	7/08/22	BB+	617,876
32	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.485%	LIBOR	2.250%	7/08/22	BB+	32,678
920	Tibco Software, Inc., Term Loan, First Lien	4.740%	LIBOR	3.500%	12/04/20	B1	924,733
5,755	Total Software						5,778,126

	Specialty Retail – 0.3%

378	Burlington Coat Factory Warehouse Corporation, Term Loan B4	3.990%	LIBOR	2.750%	8/13/21	BB+	379,910
465	Petco Animal Supplies, Inc., Term Loan B1	4.311%	LIBOR	3.000%	1/26/23	B1	384,948
148	Petsmart Inc., Term Loan B, First Lien	4.240%	LIBOR	3.000%	3/11/22	Ba3	125,665
991	Total Specialty Retail						890,523

	Technology Hardware, Storage & Peripherals – 1.2%

812	Dell International LLC, New Term Loan B	3.740%	LIBOR	2.500%	9/07/23	BBB–	815,707
1,000	Dell International LLC, Term Loan A3, First Lien	3.200%	LIBOR	2.000%	12/31/18	BBB–	1,001,250
1,286	Western Digital, Inc., New Term Loan B	3.985%	LIBOR	2.750%	4/29/23	BBB–	1,296,171
3,098	Total Technology Hardware, Storage & Peripherals						3,113,128

	Trading Companies & Distributors – 0.6%

884	Avolon, Repriced Term Loan B2	3.986%	LIBOR	2.750%	4/03/22	BB+	886,648
575	HD Supply Waterworks, Ltd., Term Loan B	4.455%	LIBOR	3.000%	8/01/24	B+	576,978
1,459	Total Trading Companies & Distributors						1,463,626

	Wireless Telecommunication Services – 0.8%

1,000	UPC Financing Partnership, Term Loan, First Lien	3.984%	LIBOR	2.750%	4/15/25	BB	1,004,300
995	Sprint Corporation, Term Loan, First Lien	3.750%	LIBOR	2.500%	2/02/24	Ba2	996,970
1,995	Total Wireless Telecommunication Services						2,001,270
$81,346	Total Variable Rate Senior Loan Interests (cost $80,954,863)						80,343,008

NUVEEN	9

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		CORPORATE BONDS – 0.0% (0.0% of Total Investments)

		Media – 0.0%

$132		iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	$100,650
$132		Total Corporate Bonds (cost $121,602)				100,650

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 36.6% (25.1% of Total Investments)

		Angola – 0.1%

$250		Republic of Angola, Reg S	9.500%	11/12/25	B1	$268,265

		Argentina – 2.0%

345		City of Buenos Aires, Argentina, 144A	8.950%	2/19/21	B	383,882
310		City of Buenos Aires, Argentina, 144A	7.500%	6/01/27	B	343,697
320		City of Buenos Aires, Argentina, Reg S	7.500%	6/01/27	B	354,784
210		Province of Buenos Aires, 144A	9.125%	3/16/24	B	241,500
220		Province of Buenos Aires, 144A	7.875%	6/15/27	B	238,436
300		Province of Buenos Aires, Reg S	10.875%	1/26/21	B	345,000
171		Provincia de Cordoba, 144A	7.125%	6/10/21	B	183,505
150		Republic of Argentina	6.250%	4/22/19	B	157,875
409		Republic of Argentina	6.875%	4/22/21	B	445,401
510		Republic of Argentina	7.500%	4/22/26	B	572,475
805		Republic of Argentina	6.875%	1/26/27	B	869,400
21		Republic of Argentina, (9)	8.280%	12/31/33	B	23,796
595		Republic of Argentina	2.500%	12/31/38	B	422,450
150		Republic of Argentina	7.625%	4/22/46	B	166,500
60		Republic of Argentina, 144A	7.125%	6/28/17	B	59,880
166		YPF Sociedad Anonima, 144A	8.750%	4/04/24	B	190,900
180		YPF Sociedad Anonima, Reg S	8.500%	7/28/25	B	207,414
		Total Argentina				5,206,895

		Azerbaijan – 1.0%

1,310		Azerbaijan Government International Bond, Reg S	4.750%	3/18/24	BB+	1,346,250
335		Azerbaijan State Oil Company, Reg S	4.750%	3/13/23	BB+	335,011
210		Azerbaijan State Oil Company, Reg S	6.950%	3/18/30	BB+	228,375
400		Southern Gas Corridor CJSC, 144A	6.875%	3/24/26	BB+	450,000
260		Southern Gas Corridor CJSC, Reg S	6.875%	3/24/26	BB+	292,426
		Total Azerbaijan				2,652,062

		Brazil – 1.1%

256		Brazil Nota do Tesouro Nacional	6.000%	8/15/50	BB	278,903
225		Centrais Eletricas Brasileiras S.A, Reg S	5.750%	10/27/21	BB	237,094
280		Federative Republic of Brazil	4.250%	1/07/25	BB	282,800
580		Federative Republic of Brazil	6.000%	4/07/26	BB	643,800
95		Federative Republic of Brazil	8.250%	1/20/34	BB	124,213
285		Federative Republic of Brazil	5.000%	1/27/45	BB	265,250
220		Petrobras Global Finance BV	6.125%	1/17/22	BB	236,500
110		Petrobras Global Finance BV	8.750%	5/23/26	BB	132,138
150		Petrobras Global Finance BV	7.375%	1/17/27	BB	165,150
361		Petrobras Global Finance BV, 144A	5.999%	1/27/28	BB	361,000
		Total Brazil				2,726,848

		Bulgaria – 0.4%

710	EUR	Republic of Bulgaria, Reg S	3.125%	3/26/35	Baa2	898,574

		Chile – 0.2%

260		Codelco Inc., 144A	3.625%	8/01/27	A+	259,254
200		Empresa Nacional del Petroleo, 144A	4.500%	9/14/47	A	191,900
		Total Chile				451,154

10	NUVEEN

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		China – 1.1%

$470		State Grid Overseas Investment 2016 Ltd, 144A	2.250%	5/04/20	A+	$468,769
425		State Grid Overseas Investment 2016 Ltd, 144A	2.750%	5/04/22	A+	425,472
430		State Grid Overseas Investment 2016 Ltd, 144A	3.500%	5/04/27	A+	437,027
450		Sinopec Group Overseas Development 2016 Limited, 144A	3.500%	5/03/26	A+	455,178
925		Sinopec Group Overseas Development 2017 Limited, 144A	3.625%	4/12/27	A1	943,194
		Total China				2,729,640

		Colombia – 0.6%

260		EcoPetrol SA	5.875%	9/18/23	BBB	288,730
420,000	COP	Republic of Colombia	7.750%	4/14/21	BBB	152,317
205		Republic of Colombia	3.875%	4/25/27	BBB	208,280
175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB	74,678
295		Republic of Colombia	10.375%	1/28/33	BBB	458,356
400		Republic of Colombia	5.000%	6/15/45	BBB	411,500
		Total Colombia				1,593,861

		Costa Rica – 0.4%

645		Republic of Costa Rica, Reg S	7.000%	4/04/44	Ba2	686,925
305		Republic of Costa Rica, Reg S	7.158%	3/12/45	Ba2	330,163
		Total Costa Rica				1,017,088

		Cote d’Ivoire (Ivory Coast) – 1.1%

535		Ivory Coast Republic, 144A	5.375%	7/23/24	Ba3	539,708
390		Ivory Coast Republic, 144A	6.125%	6/15/33	Ba3	383,655
365		Ivory Coast Republic, Reg S	5.375%	7/23/24	Ba3	368,212
420		Ivory Coast Republic, Reg S	6.375%	3/03/28	Ba3	434,120
820		Ivory Coast Republic, Reg S	5.750%	12/31/32	B+	801,269
250		Ivory Coast Republic, Reg S	6.125%	6/15/33	Ba3	245,779
		Total Cote d’Ivoire (Ivory Coast)				2,772,743

		Croatia – 1.3%

540		Republic of Croatia, Reg S	6.750%	11/05/19	BB	585,067
535		Republic of Croatia, Reg S	6.625%	7/14/20	BB	589,069
710		Republic of Croatia, Reg S	6.375%	3/24/21	BB	787,472
660		Republic of Croatia, Reg S	5.500%	4/04/23	BB	732,133
450	EUR	Republic of Croatia, Reg S	3.000%	3/11/25	BB	571,693
		Total Croatia				3,265,434

		Cyprus – 0.1%

300		Novolipetsk Steel via Steel Funding DAC, 144A	4.000%	9/21/24	BBB–	299,356

		Dominican Republic – 1.5%

165		Dominican Republic, 144A	6.600%	1/28/24	BB–	185,419
550		Dominican Republic, 144A	5.500%	1/27/25	BB–	581,625
239		Dominican Republic, 144A	6.875%	1/29/26	BB–	272,570
285		Dominican Republic, Reg S	6.600%	1/28/24	BB–	320,269
1,140		Dominican Republic, Reg S	5.875%	4/18/24	BB–	1,236,900
155		Dominican Republic, Reg S	6.875%	1/29/26	BB–	176,771
545		Dominican Republic, Reg S	7.450%	4/30/44	BB–	649,231
290		Dominican Republic, Reg S	6.850%	1/27/45	BB–	324,438
		Total Dominican Republic				3,747,223

		Ecuador – 0.6%

435		Republic of Ecuador, 144A	10.750%	3/28/22	B	486,113
786		Republic of Ecuador, 144A	9.650%	12/13/26	B	829,230
200		Republic of Ecuador, Reg S	7.950%	6/20/24	B	197,750
		Total Ecuador				1,513,093

NUVEEN	11

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Egypt – 0.5%

$640		Arab Republic of Egypt, 144A	7.500%	1/31/27	B	$696,367
200		Arab Republic of Egypt, Reg S	6.125%	1/31/22	B	206,962
200		Arab Republic of Egypt, Reg S	7.500%	1/31/27	B	217,357
200		Arab Republic of Egypt, Reg S	8.500%	1/31/47	B	223,163
		Total Egypt				1,343,849

		El Salvador – 0.5%

75		Republic of El Salvador, 144A	6.375%	1/18/27	CCC+	74,250
361		Republic of El Salvador, Reg S	7.750%	1/24/23	CCC+	387,313
185		Republic of El Salvador, Reg S	5.875%	1/30/25	CCC+	181,300
325		Republic of El Salvador, Reg S	6.375%	1/18/27	CCC+	321,750
45		Republic of El Salvador, Reg S	8.250%	4/10/32	CCC+	49,077
75		Republic of El Salvador, Reg S	7.625%	9/21/34	CCC+	82,125
105		Republic of El Salvador, Reg S	7.650%	6/15/35	CCC+	107,875
150		Republic of El Salvador, Reg S	7.625%	2/01/41	CCC+	153,375
		Total El Salvador				1,357,065

		Ghana – 0.5%

765		Republic of Ghana, 144A	10.750%	10/14/30	BB–	993,353
200		Republic of Ghana, Reg S	8.125%	1/18/26	B	212,391
		Total Ghana				1,205,744

		Honduras – 0.2%

360		Honduras Government, 144A	6.250%	1/19/27	BB–	387,346

		Hungary – 2.5%

590		Hungarian Development Bank, Reg S	6.250%	10/21/20	Baa3	651,686
581		Republic of Hungary, Government Bond	6.250%	1/29/20	BBB–	633,290
2,566		Republic of Hungary, Government Bond	6.375%	3/29/21	BBB–	2,893,164
1,824		Republic of Hungary, Government Bond	5.375%	2/21/23	BBB–	2,057,144
196		Republic of Hungary, Government Bond	5.750%	11/22/23	BBB–	227,123
		Total Hungary				6,462,407

		Indonesia – 1.5%

235		Majapahit Holdings BV, Reg S	8.000%	8/07/19	Baa3	258,806
365		Majapahit Holdings BV, Reg S	7.875%	6/28/37	Baa3	490,013
200		Republic of Indonesia, 144A	5.250%	1/08/47	Baa3	225,385
785		Republic of Indonesia, Reg S	4.750%	1/08/26	BBB–	855,906
200		Republic of Indonesia, Reg S	4.350%	1/08/27	Baa3	212,166
345		Republic of Indonesia, Reg S	8.500%	10/12/35	BBB–	511,700
714		Republic of Indonesia, Reg S	7.750%	1/17/38	BBB–	1,014,794
200		Republic of Indonesia, Reg S	5.125%	1/15/45	BBB–	220,986
		Total Indonesia				3,789,756

		Iraq – 0.1%

200		Republic of Iraq, 144A	6.750%	3/09/23	B–	198,601

		Israel – 0.3%

350		Israel Electric Corporation Limited, 144A, Reg S	5.000%	11/12/24	Baa2	379,225
400		State of Israel	4.500%	1/30/43	A+	433,966
		Total Israel				813,191

		Jamaica – 0.4%

660		Jamaica Government	6.750%	4/28/28	B	760,650
200		Jamaica Government	7.875%	7/28/45	B	246,500
		Total Jamaica				1,007,150

		Jordan – 0.1%

200		Kingdom of Jordan, 144A	6.125%	1/29/26	BB–	202,300

12	NUVEEN

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Kazakhstan – 0.9%

$330		Kazakhstan Development Bank, Reg S	6.500%	6/03/20	Baa3	$351,287
220		KazAgro National Management Holding JSC, 144A	4.625%	5/24/23	BBB–	221,386
580		Kazmunaygas National, 144A	3.875%	4/19/22	Baa3	585,052
640		Kazmunaygas National, 144A	4.750%	4/19/27	Baa3	649,000
595		Kazmunaygas National, 144A	5.750%	4/19/47	Baa3	585,685
		Total Kazakhstan				2,392,410

		Kenya – 0.1%

200		Republic of Kenya, Reg S	6.875%	6/24/24	B+	204,178

		Lebanon – 0.2%

280		Republic of Lebanon	6.375%	3/09/20	B–	285,505
160		Republic of Lebanon, Reg S	5.450%	11/28/19	B–	160,483
130		Republic of Lebanon, Reg S	8.250%	4/12/21	B–	140,296
		Total Lebanon				586,284

		Lithuania – 0.2%

405		Republic of Lithuania, Reg S	7.375%	2/11/20	A–	454,280

		Mexico – 2.1%

4,260	MXN	Mexico Bonos de DeSarrollo	6.500%	6/09/22	A	231,938
4,052	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	236,800
635		Mexico City Airport Trust, 144A	5.500%	7/31/47	BBB+	642,874
280		Petroleos Mexicanos	4.875%	1/24/22	BBB+	293,650
405		Petroleos Mexicanos	6.875%	8/04/26	BBB+	460,688
185		Petroleos Mexicanos	5.625%	1/23/46	BBB+	172,050
1,234		Petroleos Mexicanos	6.750%	9/21/47	BBB+	1,312,852
70		Petroleos Mexicanos, 144A	5.375%	3/13/22	BBB+	74,792
145		Petroleos Mexicanos, 144A	6.500%	3/13/27	BBB+	160,986
280		Petroleos Mexicanos, 144A	6.500%	3/13/27	BBB+	310,870
233		Petroleos Mexicanos, 144A	6.750%	9/21/47	BBB+	247,889
654		United Mexican States	4.150%	3/28/27	A3	687,387
510		United Mexican States	4.750%	3/08/44	A3	525,555
		Total Mexico				5,358,331

		Mongolia – 0.3%

200		Mongolia Government International Bond, Reg S	4.125%	1/05/18	B–	200,740
200		Mongolia Government International Bond, Reg S	5.125%	12/05/22	B–	194,237
325		Mongolia Government International Bond, 144A	10.875%	4/06/21	B–	377,085
		Total Mongolia				772,062

		Morocco – 1.1%

655		Kingdom of Morocco, Reg S	4.250%	12/11/22	BBB–	694,861
505		Kingdom of Morocco, Reg S	5.500%	12/11/42	BBB–	563,748
560		Office Cherifien Des Phosphates SA, Reg S	5.625%	4/25/24	BBB–	603,292
295		Office Cherifien Des Phosphates SA, Reg S	4.500%	10/22/25	BBB–	296,857
480		Office Cherifien Des Phosphates SA, Reg S	6.875%	4/25/44	BBB–	540,014
		Total Morocco				2,698,772

		Nigeria – 0.4%

445		Nigerian Government International Bond, Reg S	7.875%	2/16/32	B1	486,591
200		Nigerian Republic Treasury Bond, 144A	7.875%	2/16/32	B1	218,500
425		Nigerian Republic Treasury Bond, Reg S	5.125%	7/12/18	B+	430,311
		Total Nigeria				1,135,402

		Oman – 0.9%

260		Oman Government International Bond, 144A	3.625%	6/15/21	Baa2	261,315
245		Oman Government International Bond, 144A	3.875%	3/08/22	Baa2	247,083
230		Oman Government International Bond, 144A	4.750%	6/15/26	Baa2	227,355
635		Oman Government International Bond, 144A	5.375%	3/08/27	Baa2	652,408

NUVEEN	13

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Oman (continued)

$400		Oman Government International Bond, 144A	6.500%	3/08/47	Baa2	$411,247
500		Oman Government International Bond, Reg S	5.375%	3/08/27	Baa2	513,771
		Total Oman				2,313,179

		Pakistan – 0.1%

275		Islamic Republic of Pakistan, 144A	7.250%	4/15/19	B	287,579

		Panama – 0.5%

830		Republic of Panama	9.375%	4/01/29	BBB	1,251,225

		Paraguay – 0.3%

200		Republic of Paraguay, 144A	4.700%	3/27/27	Ba1	208,500
200		Republic of Paraguay, Reg S	4.700%	3/27/27	Ba1	208,500
315		Republic of Paraguay, Reg S	6.100%	8/11/44	Ba1	353,588
		Total Paraguay				770,588

		Peru – 0.2%

1,195	PEN	Republic of Peru	6.950%	8/12/31	A–	413,243

		Philipines – 0.2%

200		Republic of the Philippines	7.750%	1/14/31	BBB	291,026
275		Republic of the Philippines	3.950%	1/20/40	BBB	284,802
		Total Philipines				575,828

		Poland – 0.1%

168		Republic of Poland	3.250%	4/06/26	A2	172,428

		Qatar – 0.4%

965		State of Qatar, Reg S	2.375%	6/02/21	AA–	949,917

		Romania – 0.7%

306	EUR	Republic of Romania, 144A	2.875%	5/26/28	BBB–	376,061
198		Republic of Romania, Reg S	4.375%	8/22/23	BBB–	212,273
885	EUR	Republic of Romania, Reg S	3.875%	10/29/35	BBB–	1,107,147
		Total Romania				1,695,481

		Russia – 2.5%

195		Gaz Capital SA, Reg S	9.250%	4/23/19	BBB–	213,033
235		Gazprom Neft OAO Via GPN Capital SA, Reg S	6.000%	11/27/23	BBB–	258,007
235		Lukoil International Finance, 144A	4.750%	11/02/26	BBB	247,385
575		Rosneft International Finance, Reg S	4.199%	3/06/22	BB+	579,329
30,265	RUB	Russian Federal Bond – OFZ	8.500%	9/17/31	BBB–	566,812
600		Russian Federation, 144A	5.250%	6/23/47	BBB–	614,195
600		Russian Federation, 144A	4.250%	6/23/27	BBB–	609,297
1,100		Russian Federation, Reg S	5.000%	4/29/20	BBB–	1,166,004
800		Russian Federation, Reg S	4.875%	9/16/23	BBB–	870,992
800		Russian Federation, Reg S	4.750%	5/27/26	BBB–	847,162
200		Russian Federation, Reg S	5.625%	4/04/42	BBB–	222,102
200		RZD Capital Limited, Russian Railways, Reg S	5.700%	4/05/22	BBB–	216,884
		Total Russia				6,411,202

		Saudi Arabia – 0.7%

240		Saudi Government International Bond, 144A	2.375%	10/26/21	A1	236,760
465		Saudi Government International Bond, 144A, (WI/DD)	2.875%	3/04/23	A1	462,160
220		Saudi Government International Bond, 144A, (WI/DD)	3.625%	3/04/28	A1	218,694
215		Saudi Government International Bond, 144A, (WI/DD)	4.625%	10/04/47	A1	215,805
680		Saudi Government International Bond, Reg S	2.375%	10/26/21	A1	670,820
		Total Saudi Arabia				1,804,239

14	NUVEEN

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Senegal – 0.4%

$200		Republic of Senegal, 144A	6.250%	5/23/33	Ba3	$205,658
200		Republic of Senegal, Reg S	8.750%	5/13/21	Ba3	230,710
565		Republic of Senegal, Reg S	6.250%	7/30/24	Ba3	602,272
		Total Senegal				1,038,640

		South Africa – 0.8%

270		Eskom Holdings Limited, Reg S	6.750%	8/06/23	Ba3	279,137
665		Republic of South Africa	5.875%	9/16/25	Baa3	718,200
320		Republic of South Africa	4.850%	9/27/27	Baa3	317,120
8,480	ZAR	Republic of South Africa	6.250%	3/31/36	BBB–	451,310
200		Republic of South Africa	5.000%	10/12/46	Baa3	184,040
		Total South Africa				1,949,807

		Sri Lanka – 1.0%

720		Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	742,548
505		Republic of Sri Lanka, 144A	6.850%	11/03/25	B+	554,377
335		Republic of Sri Lanka, 144A	6.200%	5/11/27	B+	351,433
310		Republic of Sri Lanka, Reg S	6.250%	7/27/21	B+	333,296
200		Republic of Sri Lanka, Reg S	5.875%	7/25/22	B+	213,014
200		Republic of Sri Lanka, Reg S	6.850%	11/03/25	B+	219,555
200		Republic of Sri Lanka, Reg S	6.825%	7/18/26	B+	219,633
		Total Sri Lanka				2,633,856

		Tajikistan – 0.1%

200		Republic or Tajikistan, 144A	7.125%	9/14/27	B–	195,726

		Tunisia – 0.2%

205	EUR	Banque de Tunisie, Reg S	5.625%	2/17/24	B1	250,148
385		Banque de Tunisie, Reg S	5.750%	1/30/25	B1	374,570
		Total Tunisia				624,718

		Turkey – 1.5%

1,975		Republic of Turkey, Government Bond	7.000%	6/05/20	Ba1	2,156,502
245		Republic of Turkey, Government Bond	5.625%	3/30/21	Ba1	260,511
615		Republic of Turkey, Government Bond	7.375%	2/05/25	Ba1	714,353
200		Republic of Turkey, Government Bond	6.000%	3/25/27	Ba1	214,688
480		Republic of Turkey, Government Bond	5.750%	5/11/47	Ba1	471,878
		Total Turkey				3,817,932

		Ukraine – 1.2%

242		Republic of Ukraine, 144A	7.750%	9/01/21	B–	256,849
103		Republic of Ukraine, 144A	7.750%	9/01/22	B–	109,219
103		Republic of Ukraine, 144A	7.750%	9/01/23	B–	108,137
103		Republic of Ukraine, 144A	7.750%	9/01/25	B–	106,593
200		Republic of Ukraine, 144A	7.750%	9/01/27	B–	205,120
643		Republic of Ukraine, 144A	7.375%	9/25/32	B–	626,121
228		Republic of Ukraine, 144A	0.000%	5/31/40	B–	122,778
105		Republic of Ukraine, Reg S	7.750%	9/01/23	B–	110,236
350		Republic of Ukraine, Reg S	7.750%	9/01/25	B–	362,208
215		Republic of Ukraine, Reg S	7.750%	9/01/26	B–	221,229
460		Republic of Ukraine, Reg S	7.750%	9/01/27	B–	471,799
235		The State Export-Import Bank of the Ukraine, Loan Participations, Series 2010, Reg S	9.750%	1/22/25	B–	252,625
		Total Ukraine				2,952,914

		Uruguay – 0.5%

35		Republic of Uruguay	7.875%	1/15/33	BBB	49,263
375		Republic of Uruguay	7.625%	3/21/36	BBB	525,938
496		Republic of Uruguay	5.100%	6/18/50	BBB	523,002
1,910	UYU	Republic of Uruguay, 144A	9.875%	6/20/22	BBB–	71,108

NUVEEN	15

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (5)	Value

		Uruguay (continued)

1,800	UYU	Republic of Uruguay, 144A	8.500%	3/15/28	BBB–	$63,580
		Total Uruguay				1,232,891

		United Arab Emirates – 0.1%

$360		Abu Dhabi National Energy Company, Reg S	4.375%	6/22/26	A3	371,483

		Venezuela – 0.5%

500		Republic of Venezuela, Reg S	9.000%	5/07/23	CCC–	175,000
1,300		Republic of Venezuela, Reg S	9.250%	5/07/28	CCC–	445,510
1,877		Petroleos de Venezuela S.A, Reg S	6.000%	11/15/26	CCC–	572,409
		Total Venezuela				1,192,919

		Zambia – 0.3%

215		Republic of Zambia, Reg S	8.500%	4/14/24	B	230,070
525		Republic of Zambia, Reg S	8.970%	7/30/27	B	570,027
		Total Zambia				800,097
		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $88,800,082)				92,967,256

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		STRUCTURED NOTES – 0.4% (0.3% of Total Investments)

$70		Merrill Lynch International Company CV, (2)	10.000%	2/27/18		$1,022,814
$70		Total Structured Notes (cost $941,796)				1,022,814
		Total Long-Term Investments (cost $323,491,442)				361,147,250

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 3.9% (2.6% of Total Investments)

		INVESTMENT COMPANIES – 2.4% (1.6% of Total Investments)

6,137,921		BlackRock Liquidity Funds T-Fund Portfolio, (11)	N/A	N/A		$6,137,921

		REPURCHASE AGREEMENTS – 1.5% (1.0% of Total Investments)

$3,636		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $3,635,649, collateralized by $3,725,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $3,718,552	0.120%	10/02/17		3,635,613
		Total Short-Term Investments (cost $9,773,534)				9,773,534
		Total Investments (cost $333,264,976) – 146.1%				370,920,784
		Borrowings – (44.5)% (12), (13)				(112,900,000)
		Other Assets Less Liabilities – (1.6)% (14)				(4,107,427)
		Net Assets Applicable to Common Shares – 100%				$253,913,357

Investments in Derivatives as of September 30, 2017

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Turkish Lira	830,000	U.S. Dollar	235,304	Bank of America, N.A.	12/20/17	$(7,361)
U.S. Dollar	232,745	South African Rand	3,071,000	Barclays Bank PLC	12/20/17	8,280
U.S. Dollar	3,299,992	Euro	2,752,000	Citibank, National Association	12/20/17	34,929

16	NUVEEN

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Chinese Yuan	3,213,000	U.S. Dollar	489,265	JPMorgan Chase Bank N.A.	12/20/17	$(8,010)
Egyptian Pound	8,420,000	U.S. Dollar	465,451	JPMorgan Chase Bank N.A.	10/30/17	8,472
Indian Rupee	15,270,000	U.S. Dollar	236,488	JPMorgan Chase Bank N.A.	12/20/17	(4,794)
U.S. Dollar	235,503	Brazilian Real	755,000	JPMorgan Chase Bank N.A.	12/04/17	(1,152)
U.S. Dollar	187,769	Colombian Peso	555,117,000	JPMorgan Chase Bank N.A.	12/20/17	424
U.S. Dollar	291,119	Russian Ruble	16,981,000	JPMorgan Chase Bank N.A.	12/20/17	169
U.S. Dollar	179,667	Peruvian Nuevo Sol	583,000	JPMorgan Chase Bank N.A.	12/20/17	1,855
Polish Zloty	875,000	U.S. Dollar	245,531	Standard Chartered Bank	12/20/17	(5,638)
Total	33,034,795		580,931,039			$27,174

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bobl	Short	(5)	12/17	$(777,447)	$(775,209)	$2,238	$(169)
Eurex Euro-Bund	Short	(3)	12/17	(573,454)	(570,893)	2,561	2,561
Eurex Euro-Buxl	Short	(7)	12/17	(1,369,577)	(1,350,699)	18,878	(6,863)
				$(2,720,478)	$(2,696,800)	$23,677	$(4,471)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termination Date	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$30,450,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/17	12/01/18	12/01/20	$(13,194)	$427,622	$(440,816)
JPMorgan Chase Bank N.A.	56,200,000	Receive	1-Month USD-LIBOR-ICE	1.969%	Monthly	6/01/18	7/01/25	7/01/27	195,263	—	195,263
	$86,650,000								$182,069	$427,622	$(245,553)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	17

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$57,465,902	$35,852,925	$—	*	$93,318,827
Real Estate Investment Trust (REIT) Common Stocks	90,723,006	—	—		90,723,006
Convertible Preferred Securities	—	699,526	—		699,526
$25 Par (or similar) Retail Preferred	712,800	—	—		712,800
$1,000 Par (or similar) Institutional Preferred	—	1,259,363	—		1,259,363
Variable Rate Senior Loan Interests	—	80,343,008	—		80,343,008
Corporate Bonds	—	100,650	—		100,650
Emerging Market Debt and Foreign Corporate Bonds	—	92,967,256	—		92,967,256
Structured Notes	—	1,022,814	—		1,022,814

Short-Term Investments:
Investment Companies	6,137,921	—	—		6,137,921
Repurchase Agreements	—	3,635,613	—		3,635,613

Investments in Derivatives
Forward Foreign Currency Exchange Contracts**	—	27,174	—		27,174
Futures Contracts**	23,677	—	—		23,677
Interest Rate Swaps**	—	(245,553)	—		(245,553)
Total	$155,063,306	$215,662,776	$—		$370,726,082
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$1,866,105	$(2,327,148)	$2,327,148	$(1,866,105)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$336,160,407
Gross unrealized:
Appreciation	$46,482,007
Depreciation	(11,721,630)
Net unrealized appreciation (depreciation) of investments	$34,760,377

18	NUVEEN

Tax cost of forwards	$27,174
Net unrealized appreciation (depreciation) of forwards	—

Tax cost of futures	$23,677
Net unrealized appreciation (depreciation) of futures	—

Tax cost of swaps	$427,622
Net unrealized appreciation (depreciation) of swaps	(245,553)

NUVEEN	19

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(12)	Borrowings as a percentage of Total Investments is 30.4%.

(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.

(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

N/A	Not applicable.

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

COP	Colombian Peso

EUR	Euro

MXN	Mexican Peso

PEN	Peruvian Nuevo Sol

RUB	Russian Ruble

UYU	Uruguayan Peso

ZAR	South African Rand

LIBOR	London Inter-Bank Offered Rate

20	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017